Common Stock and Stock Plans, Summary of Performance Awards (Details) - Performance share awards [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2021 (in shares)	5,553,608
Granted (in shares)	1,414,431
Vested (in shares)	(791,681)
Canceled or forfeited (in shares)	(1,493,389)
Nonvested at December 31, 2021 (in shares)	4,682,969	5,553,608
Weighted- average grant-date fair value
Nonvested at January 1, 2021 (in dollars per share)	$ 45.45
Granted (in dollars per share)	32.76	$ 40.39	$ 49.26
Vested (in dollars per share)	55.15
Canceled or forfeited (in dollars per share)	55.95
Nonvested at December 31, 2021 (in dollars per share)	$ 36.63	$ 45.45
Cost amount to holders of incentive compensation share plans	$ 0
Award vesting period	3 years
Future vesting amount, minimum (percent)	0.00%
Future vesting amount option one, maximum (percent)	125.00%
Future vesting amount option two, maximum (percent)	150.00%
Unrecognized compensation cost related to nonvested performance awards	$ 29
Expected weighted-average period to recognize compensation costs related to awards	1 year 10 months 24 days
Fair value of awards vested	$ 31	$ 35	$ 82